Financial instruments	12 Months Ended
Mar. 31, 2012
Financial instruments

24. Financial instruments

Foreign exchange and derivative contracts

The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks.

Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in rupees. A forward rate agreement gives the buyer the ability to determine the underlying rate of interest for a specified period commencing on a specified future date (the settlement date) when the settlement amount is determined being the difference between the contracted rate and the market rate on the settlement date. Currency options give the buyer the right, but not an obligation, to buy or sell specified amounts of currency at agreed rates of exchange on or before a specified future date.

The market and credit risk associated with these products, as well as the operating risks, are similar to those relating to other types of financial instruments. Market risk is the exposure created by movements in interest rates and exchange rates during the tenure of the transaction. The extent of market risk affecting such transactions depends on the type and nature of the transaction, the value of the transaction and the extent to which the transaction is uncovered. Credit risk is the exposure to loss in the event of default by counterparties. The extent of loss on account of a counterparty default will depend on the replacement value of the contract at the ongoing market rates.

The Bank uses its pricing models to determine fair values of its derivative financial instruments. These models use market inputs that are observable directly or indirectly except credit risk.

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2011 and March 31, 2012, together with the fair values on each reporting date.

	As of March 31, 2011
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,045,524.2	Rs.	18,885.7	Rs.	20,835.1	Rs.	(1,949.4)
Forward rate agreements		614.6		0.6		0.5		0.1
Currency options		358,206.1		5,448.6		5,840.6		(392.0)
Currency swaps		35,368.4		927.5		726.3		201.2
Forward exchange contracts		3,006,909.9		50,331.2		46,999.3		3,331.9

Total	Rs.	5,446,623.2	Rs.	75,593.6	Rs.	74,401.8	Rs.	1,191.8

	As of March 31, 2012
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,352,335.4	Rs.	11,735.6	Rs.	12,353.8	Rs.	(618.2)	US$	46,223.9	US$	(12.1)
Currency options		220,616.6		3,987.7		3,038.8		948.9		4,335.2		18.6
Currency swaps		53,438.4		2,959.3		1,882.0		1,077.3		1,050.1		21.2
Forward exchange contracts		5,648,917.1		114,511.7		110,657.7		3,854.0		111,002.5		75.7

Total	Rs.	8,275,307.5	Rs.	133,194.3	Rs.	127,932.3	Rs.	5,262.0	US$	162,611.7	US$	103.4

The Bank has not designated the above contracts as accounting hedges and accordingly the contracts are recorded at fair value on the balance sheet with changes in fair value recorded in earnings. The gross assets and the gross liabilities are recorded in ‘other assets’ and ‘accrued expenses and other liabilities’, respectively.

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	2011		2012		2012
	(In millions)
Interest rate derivatives	Rs.	(1,815.4)	Rs.	(715.9)	US$	(14.1)
Forward rate agreements		(0.1)		(0.1)		(0.0)
Currency options		254.8		220.1		4.3
Currency swaps		(721.3)		823.3		16.2
Forward contracts		(1,591.8)		2,461.3		48.4

Total gains/(losses)	Rs.	(3,873.8)	Rs.	2,788.7	US$	54.8

Guarantees

As a part of its commercial banking activities, the Bank has issued guarantees and documentary credits, such as letters of credit, to enhance the credit standing of its customers. These generally represent irrevocable assurances that the Bank will make payments in the event that the customer fails to fulfill his financial or performance obligations. Financial guarantees are obligations to pay a third party beneficiary where a customer fails to make payment towards a specified financial obligation. Performance guarantees are obligations to pay a third party beneficiary where a customer fails to perform a non-financial contractual obligation. The tenure of the guarantees issued or renewed by the Bank is normally in line with requirements on case by case basis as may be assessed by the Bank. The remaining tenure of guarantees presently issued by the Bank and outstanding range from 1 day to 20 years.

The credit risk associated with these products, as well as the operating risks, is similar to those relating to other types of financial instruments.

In terms of FASB ASC 460-10 the Bank has recognized a liability of Rs. 742.2 million and Rs.895.9 million as of March 31, 2011 and March 31, 2012 respectively, in respect of guarantees issued or modified. Based on historical trends, in terms of FASB ASC 450, the Bank has recognized a liability of Rs. 394.1 million and Rs.375.4 million as of March 31, 2011 and March 31, 2012, respectively.

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2011		2012		2012
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	62,104.7	Rs.	76,921.6	US$	1,511.5
Performance guarantees		54,857.1		59,909.3		1,177.2
Documentary credits		154,406.1		209,182.1		4,110.5
Total	Rs.	271,367.9	Rs.	346,013.0	US$	6,799.2

Estimated fair values:
Guarantees	Rs.	(742.2)	Rs.	(895.9)	US$	(17.6)
Documentary credits		(166.2)		(171.7)		(3.4)

Total	Rs.	(908.4)	Rs.	(1,067.6)	US$	(21.0)

As part of its risk management activities, the Bank continuously monitors the credit-worthiness of customers as well as guarantee exposures. If a customer fails to perform a specified obligation, a beneficiary may draw upon the guarantee by presenting documents in compliance with the guarantee. In that event, the Bank makes payment on account of the defaulting customer to the beneficiary up to the full notional amount of the guarantee. The customer is obligated to reimburse the Bank for any such payment. If the customer fails to pay, the Bank liquidates any collateral held and sets off accounts; if insufficient collateral is held, the Bank recognizes a loss.

Loan sanction letters

The Bank issues sanction letters indicating its intent to provide new loans to certain customers. The aggregate of loans contemplated in these letters that had not yet been made was Rs. 682,122.0 million as of March 31, 2012. If the Bank were to make such loans, the interest rates would be dependent on the lending rates in effect when the loans were disbursed. The Bank has no commitment to lend under these letters. Among other things, the making of a loan is subject to a review of the credit-worthiness of the customer at the time the customer seeks to borrow, at which time the Bank has the unilateral right to decline to make the loan.